Investment in Securities - Summary of Investment in Securities Current and Noncurrent (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Debt securities, classified as available-for-sale	$ 5,548	$ 7,950
Equity securities	229	2,371
Investment in securities - current and noncurrent	$ 5,777	$ 10,321